Leases - (Statement of Financial Position Relating to Leases) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Right-of-use assets	¥ 385,643	¥ 410,801
Lease liabilities
Current	3,229	9,352
Non-current	1,384	3,119
Lease liabilities	4,613	12,471
Additions to right-of-use assets	9,534	109,238	¥ 33,980
Right-of-use assets generated by the acquisition of a subsidiary	102,283
Land use rights [member]
Right-of-use assets
Right-of-use assets	380,764	397,808
Buildings [member]
Right-of-use assets
Right-of-use assets	3,288	11,221
Equipment [member]
Right-of-use assets
Right-of-use assets	625	879
Others [member]
Right-of-use assets
Right-of-use assets	¥ 966	¥ 893